Noncontrolling Interests - Noncontrolling units of the Operating Partnership (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended
	Dec. 31, 2011 Noncontrolling Interests	Dec. 31, 2012 Noncontrolling Interests	Dec. 31, 2012 Issuance of Equity	Dec. 31, 2012 Issuance of Equity Noncontrolling Interests	Jan. 29, 2013 Issuance of Equity Subsequent Event	Jun. 21, 2013 Issuance of Equity Subsequent Event	Jun. 27, 2013 Issuance of Equity Subsequent Event	Jan. 30, 2013 Issuance of Equity Subsequent Event Noncontrolling Interests	Jun. 27, 2013 Issuance of Equity Subsequent Event Noncontrolling Interests
Noncontrolling Interest [Line Items]
Opearting Partnership, Units redeemed	0			6,276,251	35,000			35,000	110,000
Shares issued, conversion of units			682,031		35,000	110,000	110,000
Outstanding noncontrolling common units of the Operating Partnership	6,446,777	170,526
Ownership interest in MPG Office, L.P. of outstanding noncontrolling common units	11.30%	0.30%
Aggregate redemption value of outstanding noncontrolling common units of the Operating Partnership (in millions)	$ 12.8	$ 0.5